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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
   This Amendment (Check only one): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Red Mountain Capital Partners LLC
Address: 10100 Santa Monica Boulevard, Suite 925
         Los Angeles, California  90067

Form 13F File Number: 28- 13680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Willem Mesdag
Title: Authorized Signatory
Phone: (310) 432-0200

Signature, Place, and Date of Signing:


     /s/ Willem Mesdag           Los Angeles, CA            August 16, 2010
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:          7
Form 13F Information Table Value Total:   $153,840
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number   Name
     ----   --------------------   ------------
     1      28- 13678              RMCP GP LLC

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
                                            FORM 13F INFORMATION TABLE

         COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
-------------------------  --------  ---------  --------   --------------------  ----------  --------  -----------------------
                                                                                                           VOTING AUTHORITY
         NAME OF           TITLE OF               VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER    -----------------------
         ISSUER              CLASS     CUSIP    (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
-------------------------  --------  ---------  --------   ---------  ---  ----  ----------  --------  ---------  ------  ----
AFFIRMATIVE INSURANCE
HLDGS INC                     COM    008272106     3,411     854,818   SH        DEFINED         1       854,818     0      0

AIR TRANSPORT SERVICE
GRP I                         COM    00922R105    39,899   8,382,230   SH        DEFINED         1     8,382,230     0      0

COST PLUS INC CALIF           COM    221485105     9,851   2,759,461   SH        DEFINED         1     2,759,461     0      0

ENCORE CAP GROUP INC          COM    292554102    70,797   3,435,062   SH        DEFINED         1     3,435,062     0      0

MARLIN BUSINESS SVCS CORP     COM    571157106    12,578   1,040,374   SH        DEFINED         1     1,040,374     0      0

NATURES SUNSHINE
PRODUCTS IN                   COM    639027101    11,027   1,317,474   SH        DEFINED         1     1,317,474     0      0

WEST COAST BANCORP ORE
NEW                           COM    952145100     6,277   2,461,447   SH        DEFINED         1     2,461,447     0      0
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